UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012


Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one): [ ] is a restatement
                                 [ ] Add new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Charlemagne Capital Limited
Address:       St. Mary's Court, 20 Hill Street, Douglas,
               Isle of Man, IM1 1EU British Isles

Form 13F File Number: 028-11574

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Jane Bates
Title:   Managing Director
Phone:   +44 1624 640200

Signature, Place and Date of Signing:


/s/ Jane Bates         British Isles            May 14, 2012
--------------------------------------------------------------------------------
(Signature)           (City, State)            (Date)


Report Type (Check only one)
----------------------------

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                           FORM 13F SUMMARY PAGE


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: US$ 164,086 (thousands)


List of Other Included Managers:

No.         Form 13F File Number          Name

1.          028-11145                     Charlemagne Capital (IOM) Limited

                               INFORMATION TABLE







                                                                                                                           VOTING
                                                                                                                           AUTHORITY
                              TITLE OF                            VALUE                   SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER                CLASS                  CUSIP        (x$1000)  Amount        PRN  CALL  DISCRETION  MANAGERS  SOLE

COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD           20441W 20 3     6510     157,587.00  SH         DEFINED            1
AMERICA MOVIL ADR             SPON ADR L SHS         02364W 10 5     9621     387,382.00  SH         DEFINED            1
BAIDU INC ADR                 SPON ADR REP A         056752 10 8    14772     101,371.00  SH         DEFINED            1
BANCO BRADESCO PREF ADR       SP ADR PFD NEW         059460 30 3      813      46,436.00  SH         DEFINED            1
BANCO BRASIL FOODS ADR        SPONSORED ADR          10552T 10 7      252      12,605.00  SH         DEFINED            1
CREDICORP LTD                 COM                    G2519Y 10 8     1975      14,956.00  SH         DEFINED            1
CTC MEDIA                     COM                    12642X 10 6    10957     940,938.00  SH         DEFINED            1
CTC MEDIA                     COM                    12642X 10 6     9834     844,454.00  SH         SOLE            NONE
ENERSIS S A                   SPONSORED ADR          29274F 10 4     2466     122,124.00  SH         DEFINED            1
FOMENTO ECONOMIC ADR          SPONSORED ADR UNITS    344419 10 6     4981      60,583.00  SH         DEFINED            1
GERDAU S A                    SPONSORED ADR          373737 10 5     3546     368,400.00  SH         DEFINED            1
GRUPO TELEVISA ADR            SPONSORED ADR REP ORD  40049J 20 6     2886     136,958.00  SH         DEFINED            1
ITAU UNIBANCO PF ADR          SPONSORED ADR REP PFD  465562 10 6    22388   1,166,978.00  SH         DEFINED            1
MECHEL PREF ADR               SPON ADR PFD           583840 50 9     1881     524,821.00  SH         SOLE            NONE
PETROBRAS A PREF ADR          SP ADR NON VTG         71654V 10 1    18003     704,748.00  SH         DEFINED            1
PETROBRAS ADR                 SPONSORED ADR          71654V 40 8     2113      79,571.00  SH         DEFINED            1
SANTANDER BRASIL ADR          ADS REP 1 UNIT         05967A 10 7      579      63,100.00  SH         DEFINED            1
SANTANDER CHILE ADR           SP ADR REP COM         05965X 10 9     2659      30,869.00  SH         DEFINED            1
VALE S.A. PN ADR              ADR REPSTG PFD         91912E 20 4    39048   1,721,685.00  SH         DEFINED            1
YAMANA GOLD INC               COM                    98462Y 10 0     8802     563,323.00  SH         DEFINED            1
Grand Total
                                                                  164,086
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